Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Fully Benefit-Responsive Investment Contract [Line Items]
Risks and Uncertainties

6. Risks and Uncertainties

The Plan invests in common stock of the Plan Sponsor, mutual funds, and common collective trusts with underlying assets consisting of any combination of stocks, bonds, fixed income securities and other investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of interest rate, market, and credit risks inherent with certain of the Plans investment securities, it is at least reasonably possible that changes in the fair values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits and changes in net assets available for benefits.